LONG-TERM DEBT - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Debt Instrument [Line Items]
LONG-TERM DEBT

9.           LONG-TERM DEBT

Long-term debt at September 30, 2019 and December 31, 2018 was comprised of the following:

	September 30,	December 31,
	2019	2018
$360 Facility	$341,250	$—
$460 Facility	262,248	315,368
$235 Facility	180,231	186,923
$75 Facility	58,125	61,875
$66 Facility	52,907	56,199
$30 LOC	—	20,323
$20 LOC	—	6,000
Total	894,761	646,688
Less: Unamortized deferred financing costs	(11,063)	(7,147)
Less: Current portion	(122,884)	(97,315)
Long-term debt, net of deferred financing costs	$760,814	$542,226

$360 Facility — On March 27, 2019, in connection with the Merger, the Company entered into a $360,000 five-year Credit Agreement, as amended (the “$360 Facility”), for the purposes of financing the Merger and refinancing the $30 LOC (defined below). The $360 Facility consists of a term loan of  $300,000 and a revolving loan of  $60,000, and is collateralized by the 25 vessels acquired in the Merger and the three vessels that collateralized the $30 LOC, with reductions based on a 17 year age-adjusted amortization schedule, payable on a quarterly basis. The term loan component of the $360 Facility bears interest at the Eurodollar Rate for a three-month interest period, plus a 2.65% interest rate margin, and the interest is paid quarterly. Commitment fees on undrawn amounts related to the revolving loan component of the $360 Facility are 1.06%. As of September 30, 2019, $55,000 of the revolving loan was drawn, while $5,000 was available and undrawn.

The $360 Facility contains certain restrictions on the payments of dividends. The $360 Facility permits the Company to pay dividends so long as the payment of dividends does not cause an event of default, and limits dividends payable so that they do not exceed in any fiscal year an amount that is equal to 50% of the adjusted consolidated net income of the Company.

$460 Facility — On June 6, 2016, the Company entered into a $460,000 five-year senior secured term loan facility, as amended (the “$460 Facility”), for the purposes of refinancing a previous facility. The $460 Facility is a term loan of  $459,375, collateralized by 26 vessels, with reductions based on a 17 year age-adjusted amortization schedule, payable on a quarterly basis. Interest is paid monthly, and the $460 Facility bears interest at the Eurodollar Rate for a one-month interest period, plus a 2.80% interest rate margin.

The $460 Facility contains certain restrictions on the payments of dividends. In connection with the Merger, the $460 Facility was amended whereby the Company is able to pay dividends in a manner that is consistent with the stipulations stated in the $360 Facility.

$235 Facility — On August 19, 2016, the Company entered into a $235,000 five-year senior secured financing facility, as amended (the “$235 Facility”), for the purposes of refinancing a previous facility. The $235 Facility consists of a term loan of  $220,000 and a revolving loan of  $15,000, and is collateralized by eight vessels, with reductions based on a 17 year age-adjusted amortization schedule, payable on a quarterly basis. The term loan component of the $235 Facility bears interest at the Eurodollar Rate for a three-month interest period, plus a 2.75% interest rate margin, and the interest is paid quarterly. Commitment fees on undrawn amounts related to the revolving loan component of the $235 Facility are 1.10%. As of September 30, 2019, $11,000 of the revolving loan was drawn, while $538 was available and undrawn.

The $235 Facility contains certain restrictions on the payments of dividends. In connection with the Merger, the $235 Facility was amended whereby the Company is able to pay dividends in a manner that is consistent with the stipulations stated in the $360 Facility.

$75 Facility — On March 17, 2016, the Company entered into a seven-year senior secured term loan, as amended (the “$75 Facility”), consisting of a delayed draw term loan of up to $75,000. The $75 Facility financed and is collateralized by the two 2016‑built Suezmax vessels, is payable on a quarterly basis, and bears interest on LIBOR plus a margin of 2.20%.

The $75 Facility contains certain restrictions on the payments of dividends. In connection with the Merger, the $75 Facility was amended whereby the Company is able to pay dividends in a manner that is consistent with the stipulations stated in the $360 Facility.

$66 Facility — On August 9, 2016, the Company entered into a $66,000 five-year senior secured term loan facility (the “$66 Facility”) for the purpose of financing two vessels controlled through the joint venture (refer to Note 5 — Joint Venture Investments). The $66 Facility, which is collateralized by the two vessels controlled through NT Suez, is a nonrecourse term loan with reductions that are based on a 15 year amortization schedule, and are payable on a quarterly basis. Interest is paid quarterly, and the $66 Facility bears interest at the Eurodollar Rate for a three-month interest period, plus a 3.25% interest rate margin.

The $66 Facility contains certain restrictions on the payments of dividends. The $66 Facility permits the Company to pay dividends so long as the payment of dividends does not cause an event of default, and does not exceed an amount equal to 75% of the consolidated net income, as determined in accordance with GAAP, of the borrower, which is the consolidated accounts of NT Suez.

$20 Line of Credit — On September 29, 2016, the Company extended its $20,000 revolving line of credit (the “$20 LOC”), initially entered into on October 1, 2013. The $20 LOC was paid off and cancelled in connection with the Merger.

$30 Line of Credit — On October 20, 2016, the Company entered into a $30,000 three-year revolving line of credit, as amended (the “$30 LOC”), for the purposes of refinancing a previous line of credit. The $30 LOC was paid off and cancelled in connection with the Merger.

Interest Rates — The following table sets forth the effective interest rate associated with the interest costs for the Company’s debt facilities, including the rate differential between the fixed pay rate and the variable receive rate on the interest rate swap agreements that were in effect (refer to Note 10 — Interest Rate Swaps), combined, as well as the cost associated with the commitment fees. Additionally, the table includes the range of interest rates on the debt, excluding the impact of swaps and commitment fees:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Effective interest rate	4.87%	4.82%	4.94%	4.63%
Range of interest rates (excluding impact of swaps and unused commitment fees)	4.53% to 5.58%	4.53% to 5.64%	4.53% to 6.06%	3.89% to 5.64%

Restrictive Covenants — The Company’s credit facilities credit contain restrictive covenants and other non-financial restrictions. The $360 Facility, $235 Facility, $460 Facility and $75 Facility include, among other things, restrictions on the Company’s ability to incur indebtedness, limitations on dividends, minimum cash balance, collateral maintenance, leverage ratio requirements, minimum working capital requirements, and other customary restrictions. The $66 Facility includes restrictions and financial covenants including, among other things, the Company’s ability to incur indebtedness, limitations on dividends, minimum cash balance, collateral maintenance, and other customary restrictions. The Company was in compliance with its financial covenants as of September 30, 2019.

Maturities — The aggregate maturities of debt during the remaining three months of the year ending December 31, 2019, and annually for the years ending December 31 are as follows:

2019 (for the remaining three months of the year)	$30,721
2020	122,884
2021	476,781
2022	60,000
2023	96,875
Thereafter	107,500
Total	$894,761